Long-term equity investment, net (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term equity Investments
Impairment loss for long-term equity investment			¥ 26,000	$ 4,080	¥ 0	¥ 16,000
Haofangtong
Long-term equity Investments
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value | shares	4,029,543
Ownership percentage acquired	7.00%
Consideration for purchase of financial instruments	¥ 56,000
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value	19.00%
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value	¥ 32,000
Haofangtong | Scenario, Plan [Member]
Long-term equity Investments
Expected Cumulative Percentage Ownership After All Transactions		26.00%
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value | shares		4,029,543
Ownership percentage acquired		7.00%
Consideration for purchase of financial instruments		¥ 56,000
Number Of Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value | shares		10,937,339
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		19.00%
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		¥ 32,000
Impairment loss for long-term equity investment			¥ 26,000